Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 104,635,815	¥ 97,714,938
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
Allowance for loan losses	(993,054)	(849,287)
Loans and advances at amortized cost:
Provision (credit) for loan losses	279,978	282,486	¥ 259,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	105,953,699	98,825,555
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	75,695	71,254
Provision (credit) for off-balance sheet items	10,918	5,401
Others	1,650	(960)
Ending balance	88,263	75,695	71,254
Loans and advances at amortized cost:
Beginning balance	75,695	71,254
Ending balance	88,263	75,695	71,254
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	40,057,560	35,798,581
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	88,263	75,695
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	64,189,084	63,307,158
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	41,764,615	35,518,397
12-month ECL [member]
Loans and advances at amortized cost:
Recoveries	7,237
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	100,846,789	94,155,246
Beginning balance	170,156	203,286
Ending balance	162,919	170,156	203,286
Loans and advances at amortized cost:
Beginning balance	170,156	203,286
Transfer to 12-month ECL	8,140	6,126
Transfer to lifetime ECL not credit-impaired	(9,170)	(10,899)
Transfer to lifetime ECL credit-impaired	(4,251)	(3,248)
Net transfers between stages	(5,281)	(8,021)
Provision (credit) for loan losses	(8,715)	(29,279)
Others	6,759	4,170
Ending balance	162,919	170,156	203,286
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	34,473	33,034
Beginning balance	33,034	46,118
Net transfers between stages	(816)	(632)
Provision (credit) for off-balance sheet items	605	(11,492)
Others	1,650	(960)
Ending balance	34,473	33,034	46,118
Loans and advances at amortized cost:
Beginning balance	33,034	46,118
Ending balance	34,473	33,034	46,118
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	39,125,698	35,035,453
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,700,816	3,498,733
Beginning balance	255,909	147,382
Ending balance	247,020	255,909	147,382
Loans and advances at amortized cost:
Beginning balance	255,909	147,382
Transfer to 12-month ECL	(5,225)	(5,770)
Transfer to lifetime ECL not credit-impaired	13,747	13,261
Transfer to lifetime ECL credit-impaired	(55,867)	(25,771)
Net transfers between stages	(47,345)	(18,280)
Provision (credit) for loan losses	29,062	123,622
Others	9,394	3,185
Ending balance	247,020	255,909	147,382
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	41,756	35,480
Beginning balance	35,480	21,423
Net transfers between stages	937	(55)
Provision (credit) for off-balance sheet items	5,339	14,112
Ending balance	41,756	35,480	21,423
Loans and advances at amortized cost:
Beginning balance	35,480	21,423
Ending balance	41,756	35,480	21,423
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	874,122	721,955
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,406,094	1,171,576
Beginning balance	423,222	355,737
Ending balance	583,115	423,222	355,737
Loans and advances at amortized cost:
Beginning balance	423,222	355,737
Transfer to 12-month ECL	(2,915)	(356)
Transfer to lifetime ECL not credit-impaired	(4,577)	(2,362)
Transfer to lifetime ECL credit-impaired	60,118	29,019
Net transfers between stages	52,626	26,301
Provision (credit) for loan losses	248,713	182,742
Charge-offs	166,553	161,603
Recoveries	13,403	12,801
Net charge-offs	153,150	148,802
Others	11,704	7,244
Ending balance	583,115	423,222	355,737
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	12,034	7,181
Beginning balance	7,181	3,713
Net transfers between stages	(121)	687
Provision (credit) for off-balance sheet items	4,974	2,781
Ending balance	12,034	7,181	3,713
Loans and advances at amortized cost:
Beginning balance	7,181	3,713
Ending balance	12,034	7,181	3,713
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	57,740	41,173
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	104,635,815	97,714,938
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	105,953,699	98,825,555
Impaired	1,406,094	1,171,576
Beginning balance	849,287	706,405
Ending balance	993,054	849,287	706,405
Loans and advances at amortized cost:
Beginning balance	849,287	706,405
Provision (credit) for loan losses	269,060	277,085
Charge-offs	166,553	161,603
Recoveries	13,403	12,801
Net charge-offs	153,150	148,802
Others	27,857	14,599
Ending balance	993,054	849,287	¥ 706,405
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(993,054)	(849,287)
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	100,846,789	94,155,246
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(162,919)	(170,156)
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,700,816	3,498,733
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(247,020)	(255,909)
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,406,094	1,171,576
Impaired	1,406,094	1,171,576
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(583,115)	(423,222)
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,987,592	22,524,009
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,894,567	22,419,540
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	93,025	104,469
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	44,713,306	43,045,751
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	31,941,487	27,297,106
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	44,334,449	42,556,624
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	30,840,638	26,374,296
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	378,857	489,127
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,100,849	922,810
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,777,135	2,804,786
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,777,135	2,804,786
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	0
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	218,089	167,556
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	218,089	167,556
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	922,423	1,107,499
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	987,573	707,272
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	922,423	1,107,499
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 987,573	¥ 707,272